10-K Insurance – Statutory Information - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Insurance [Abstract]
Percentage Of statutory capital and surplus used to determine dividend payments	10.00%
Statutory amount available for dividend payments without regulatory approval	$ 2.9	$ 0.0
Maximum total adjusted capital, percentage	200.00%
Total adjusted capital	$ 191.5
Total adjusted capital, percentage	401.60%